Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Feb. 25, 2025	Jan. 23, 2025 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit amount	$ 70,000				¥ 500,000
Restricted cash		$ 6,475,274
Restricted investment		10,794,296
Derivatives term	1 year
Investment maturity period	1 year
Inventory	$ 567,513	1,231,335
Inventory allowance
Other receivables- related party	20,360,293
Impairment loss	$ 1,350,000	356,676
Impairment loss on intangible assets	true
Investment	$ 924,034	903,518
Registered capital								$ 9,200,000	¥ 60,000,000
Subscription amount payable (in Yuan Renminbi) | ¥									3,000,000
Investment cost	426,816	417,339
Reduction of revenue and payables
Transaction fee revenue		61	1,800
Other revenue	6	21,075	64,051
Selling and marketing expenses		30,913	$ 206,782
VAT percentage rate	6.00%
Benefit percent	50.00%				50.00%
Right of use assets				$ 34,608
Borrowing rate				4.75%
ROU and lease liabilities
Preferred shares value	$ 600
Outstanding exercisable warrants (in Shares) | shares	1,343,182	14,000,000	0
Statutory surplus reserve fund	10.00%
Registered capital percentage	50.00%
Advertising expenses	$ 22,990	$ 1,269	$ 28,280
Employee benefits expense	$ 10,599	82,063	125,077
Description of CODM	The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net (loss) income, as reported on the consolidated statements of operations.
Title and position of decision maker	Chief Executive Officer [Member]
Number of operating segment	1
Number of reportable segment	1
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables- related party	$ 20,360,293
Other revenue	528,299	54,633	$ 144,609
Selling and marketing expenses
Yanggu [Member]
Summary of Significant Accounting Policies [Line Items]
Other receivables- related party	$ 17,909,805
JYLJ [Member]
Summary of Significant Accounting Policies [Line Items]
Subscription amount payable (in Yuan Renminbi) | ¥					¥ 3,000,000
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rates	7.03	7.19			7.03
Average translation rates	7.14	7.12	7.05
U.S. [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rates	1				1
Average translation rates	1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rates	7.78	7.77			7.78
Average translation rates	7.8	7.8	7.83
Chief Operating Officer [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred shares value							$ 12,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting shares percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting shares percentage	50.00%
Subscription amount (in Yuan Renminbi) | ¥									¥ 6,000,000
Zhongcang Warehouse Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity ownership interest percentage	20.00%				20.00%
Investments	18.00%				18.00%
Investment	$ 497,218	$ 486,179
Beijing Jiu Yu Ling Jing Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Equity ownership interest percentage						10.15%		11.875%	11.875%